UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF Ticker: FUNL ANNUAL REPORT TO SHAREHOLDERS MARCH 31, 2022

FUNL ETF

Annual Letter (unaudited)
March 31, 2022

Investment Approach

The Fund is an actively managed exchange traded fund (ETF) that prioritizes tax efficiency. It invests primarily in equity securities listed on a US exchange based on the results of a proprietary, quantitative research system called “Fundametrics.” Fundametrics groups companies with similar characteristics into custom peer groups. Each peer group is evaluated with respect to CornerCap Investment Counsel’s (the “Advisor”) fundamental library of factors across all major styles (value, growth, garp, price momentum, quality, risk) to find the optimized risk adjusted mix. Overall, valuation maintains the highest weight and greatest importance, but each peer group can have an independent style representation.

Management Discussion of Fund Performance

For the twelve months ending March 31, the CornerCap Large Cap Value Fund returned 12.11% in NAV and 12.16% in market price, beating the Russell 1000 Value’s 11.67%. (The Russell 1000 Value Index represents a composite of large and mid-cap companies located in the United States that are considered to be fundamentally undervalued.) The Fund’s return reflects fees and operating expenses, while the index return does not. For tax-sensitive investors seeking an alternative to Big Tech Growth in an improving economy, we believe our Fund is well positioned.

The past year saw major changes in big picture economic forces. The severity of COVID outbreaks receded last September to support economic reopening, to the point that surging pent-up demand uncovered major supply shortages by December and accelerated the need to fight mounting inflation. The specter of rising rates and decades-high inflation upended the investment playbook of the past few years, catching many investors by surprise.

During this period, our strategy navigated these challenges well, identifying opportunities early and effectively positioning our portfolio for an environment of improving economic growth, moderate inflation, and at least a reasonable rise in interest rates.

Importantly, our strategy’s emphasis on diversified but higher quality cyclical stocks gained relative momentum through this period. Notably, the handful of stocks that dominated during the pandemic—namely, Big Tech Growth—began to lag meaningfully in December, bringing relative support to Value-type stocks.

Valuation Becoming More Important

The fundamental models behind our strategy were mixed for much of last summer and the fall, but by year-end began performing as expected. For the past three months, stocks ranked as Buys had a compelling positive spread of over 700 basis points vs. our Holds, and almost 1200 basis points vs. our Sells. (Note: a basis point is a standard unit of measure for interest rates and percentages, where one basis point equals one-one-hundredth of a percent.) This is in contrast to last summer and fall, where our Sells were beating our Buys by about 100 to 150 basis points. In times where the most expensive stocks are rallying, this inversion is not a surprise. Our research shows that this inversion is typically not sustainable.

Valuation—the price an investor pays for a stock’s fundamentals—tends to matter over time, and became an important driver of our performance, even relative to our Value benchmark. Since December, important factors like Price to Free Cash Flow (i.e., the price of a stock in relation to the excess cash flow per share generated by the company) and various Price to Earnings ratios (i.e., the price of a stock relative to various ways of measuring the earnings per share generated by the company) were very effective and represent key components of our strategy. Signs of improving fundamental outlooks also mattered, whether better margin trends or level of analyst revisions to earnings.

During this period of high volatility—and rising concern that aggressive rate hikes by the Fed might induce recession—defensive styles also performed well, including stocks with a lower volatility profile or higher Dividend Yield.

Detailed Look at Stock Selection and Sector Allocation since December

Relative to the benchmark, our stock selection in this period was strongest in Healthcare, Industrials and Energy, partially offset by negative selection in Communication Services, Consumer Discretionary and Financials. Healthcare benefited from our selection in Pharmaceutical companies Abbvie, Bristol Myers, and Amgen. Industrials benefited from Defense companies Lockheed Martin and L3Harris and Energy from our selection of Occidental Petroleum. (Note: For a complete list of holdings, see schedule of investments on p. 7)

Communication services trailed due to positions in Pinterest, Meta Platforms and Roku, which was partially offset by strength from Activision Blizzard. Financials was negatively impacted by not owning Berkshire Hathaway and headwinds from credit card companies, Capitol One, Discover and Synchrony.

Sector allocation for the portfolio was slightly positive during the quarter. Positive contributions came from being overweight Energy and from being underweight Consumer Stapes and Financials. Negative contributions came from overweight allocations to Consumer Discretionary and Technology.

Commodity exposure was a significant driver of returns this quarter. The Russell 1000 Value Energy sector returned 39% and Basic Materials Metals and Mining returned 30%. The portfolio’s commodity overweight in Energy was partially offset by being underweight Metals and Mining.

Bottom Line

We expect markets to remain volatile as big picture policy decisions and economic forces buffet investors. Inflation is likely to remain higher than expected for the year, forcing the Fed to be aggressive in raising rates. Many investors fear these rate hikes could risk recession; those fears have historical merit, and we expect the economy to slow. Offsetting this downdraft in part, we believe consumer spending and corporate earnings trends remain solid, which may help avoid a deep slow-down.

For investors seeking a tax-efficient approach that favors diversified exposure to stocks with attractive fundamental outlooks at a reasonable price, we believe the Fund is well positioned.

Investing involves risk, including possible loss of principal. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Because the Fund is a “fund of funds,” its investment performance largely depends on the investment performance of the Underlying Funds in which it invests, and the Fund is subject to the risks associated with the Underlying Funds. Leverage may increase the risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the NAV of the Fund generally to decline faster than it would otherwise. Derivatives may be more sensitive to changes in market conditions, amplifying risks. The Fund may engage in writing covered call options, which may limit its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. A liquid market may not exist for options held by the Fund. While the Fund receives premiums for writing the call options, the price it realizes from the exercise of an option could be substantially below a stock’s current market price. High-yield bonds have a higher risk of default or other adverse credit events, but have the potential to pay higher earnings over investment grade bonds. The higher risk of default, or the inability of the creditor to repay its debt, is the primary reason for the higher interest rates on high -yield bonds. Diversification may not protect against market risk.

CornerCap Investment Counsel serves as the advisor to the CornerCap Fundametrics® Large- Cap ETF (FUNL) which is distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

CornerCap Fundametrics® Large-Cap ETF Performance Summary (Unaudited) March 31, 2022

Comparison of a Hypothetical $10,000 Investment in
the CornerCap Fundametrics® Large-Cap ETF;
and Russell 1000 Value Total Return Index
(At Net Asset Value)

Investment Returns

For the periods ended March 31, 2022

	One Year	Since Inception*
CornerCap Fundametrics® Large-Cap ETF**
NAV	12.11%	25.33%
Market	12.16%	25.49%
Russell 1000 Value Total Return Index	11.67%	24.75%

*	Average annualized returns.
**	Inception date on August 19, 2020.

CornerCap Fundametrics® Large-Cap ETF

Expense Example (Unaudited)
March 31, 2022

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Actual Fund Return	$1,000.00	$1,069.90	$2.58
Hypothetical 5% Return	1,000.00	1,022.44	2.52

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

CornerCap Fundametrics® Large-Cap ETF

Allocation of Portfolio Holdings
March 31, 2022

(Calculated as a percentage of Total Investments)

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments
March 31, 2022

Security Description	Shares	Value

Common Stocks ― 97.1%
Aerospace/Defense ― 2.6%
General Dynamics Corp.	2,569	$619,591
L3Harris Technologies, Inc.	3,509	871,881
Lockheed Martin Corp.	2,774	1,224,444
Raytheon Technologies Corp.	5,558	550,631
Total Aerospace/Defense		3,266,547

Agriculture ― 1.5%
Altria Group, Inc.	18,194	950,636
Philip Morris International, Inc.	10,101	948,888
Total Agriculture		1,899,524

Apparel ― 0.9%
NIKE, Inc.	7,937	1,068,003
Total Apparel		1,068,003

Auto Manufacturers ― 0.7%
Cummins, Inc.	4,471	917,047
Total Auto Manufacturers		917,047

Banks ― 7.6%
Bank of America Corp.	23,048	950,039
Citigroup, Inc.	24,692	1,318,553
Citizens Financial Group, Inc.	21,324	966,617
JPMorgan Chase & Co.	13,614	1,855,861
KeyCorp	45,451	1,017,193
Truist Financial Corp.	16,052	910,148
US Bancorp	16,318	867,302
Wells Fargo & Co.	33,603	1,628,401
Total Banks		9,514,114

Beverages ― 1.6%
Coca-Cola Co/The	17,036	1,056,232
Constellation Brands, Inc. - Class A	4,040	930,493
Total Beverages		1,986,725

Biotechnology ― 2.7%
Amgen, Inc.	4,347	1,051,191
Biogen, Inc.*	4,600	968,760
Gilead Sciences, Inc.	12,708	755,491
Regeneron Pharmaceuticals, Inc.*	779	544,069
Total Biotechnology		3,319,511

Building Materials ― 0.4%
Johnson Controls International Plc	7,795	511,118
Total Building Materials		511,118

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Continued)
March 31, 2022

Security Description	Shares	Value

Chemicals ― 3.6%
Celanese Corp.	3,016	$430,896
Dow, Inc.	17,803	1,134,407
Eastman Chemical Co.	8,110	908,807
FMC Corp.	7,877	1,036,377
LyondellBasell Industries NV - Class A	9,050	930,521
Total Chemicals		4,441,008

Commercial Services ― 3.3%
Equifax, Inc.	2,232	529,207
FleetCor Technologies, Inc.*	4,455	1,109,563
Global Payments, Inc.	7,420	1,015,353
PayPal Holdings, Inc.*	8,680	1,003,842
TransUnion	4,445	459,346
Total Commercial Services		4,117,311

Computers ― 1.3%
NetApp, Inc.	10,691	887,353
Western Digital Corp.*	15,817	785,314
Total Computers		1,672,667

Diversified Financial Services ― 5.6%
BlackRock, Inc.	1,612	1,231,842
Capital One Financial Corp.	6,757	887,127
CBOE Global Markets, Inc.	8,643	988,932
Discover Financial Services	9,028	994,795
Raymond James Financial, Inc.	5,011	550,759
Synchrony Financial	26,903	936,493
T Rowe Price Group, Inc.	3,431	518,733
Visa, Inc. - Class A	4,270	946,958
Total Diversified Financial Services		7,055,639

Electric ― 4.2%
Ameren Corp.	11,746	1,101,305
American Electric Power Co., Inc.	10,830	1,080,509
CenterPoint Energy, Inc.	18,140	555,810
Duke Energy Corp.	9,127	1,019,121
PPL Corp.	32,870	938,767
Sempra Energy	3,163	531,763
Total Electric		5,227,275

Electrical Components & Equipment ― 0.8%
Emerson Electric Co.	10,407	1,020,406
Total Electrical Components & Equipment		1,020,406

Electronics ― 0.4%
Fortive Corp.	7,177	437,295
Total Electronics		437,295

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Continued)
March 31, 2022

Security Description	Shares	Value

Food ― 3.1%
Albertsons Cos, Inc.	26,473	$880,227
Campbell Soup Co.	9,190	409,599
Conagra Brands, Inc.	30,312	1,017,574
Hershey Co/The	2,767	599,415
Tyson Foods, Inc. - Class A	10,935	980,104
Total Food		3,886,919

Forest Products & Paper ― 0.8%
International Paper Co.	22,328	1,030,437
Total Forest Products & Paper		1,030,437

Health Care ― 4.9%
Abbott Laboratories	7,910	936,228
Align Technology, Inc.*	2,491	1,086,076
Centene Corp.*	11,862	998,662
IQVIA Holdings, Inc.*	2,225	514,442
Molina Healthcare, Inc.*	1,569	523,403
UnitedHealth Group, Inc.	2,112	1,077,056
Universal Health Services, Inc. - Class B	6,742	977,253
Total Health Care		6,113,120

Home Builders ― 1.7%
DR Horton, Inc.	11,279	840,398
Lennar Corp. - Class A	5,028	408,123
NVR, Inc.*	203	906,856
Total Home Builders		2,155,377

Insurance ― 2.9%
Fidelity National Financial, Inc.	21,815	1,065,445
Hartford Financial Services Group Inc/The	13,937	1,000,816
MetLife, Inc.	7,785	547,130
Travelers Cos, Inc./The	5,876	1,073,721
Total Insurance		3,687,112

Internet ― 5.3%
Alphabet, Inc. - Class A*	746	2,074,887
Booking Holdings, Inc.*	443	1,040,363
eBay, Inc.	18,290	1,047,285
Expedia Group, Inc.*	2,399	469,412
Meta Platforms, Inc. - Class A*	4,549	1,011,516
Pinterest, Inc. - Class A*	38,901	957,354
Total Internet		6,600,817

Machinery ― 0.8%
Westinghouse Air Brake Technologies Corp.	10,822	1,040,752
Total Machinery		1,040,752

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Continued)
March 31, 2022

Security Description	Shares	Value

Media ― 0.4%
Comcast Corp.	10,726	$502,191
Total Media		502,191

Miscellaneous Manufacturing ― 2.1%
3M Co.	5,017	746,931
Parker-Hannifin Corp.	3,206	909,735
Textron, Inc.	13,624	1,013,353
Total Miscellaneous Manufacturing		2,670,019

Oil and Gas ― 6.4%
ConocoPhillips	4,905	490,500
Diamondback Energy, Inc.	8,660	1,187,113
Exxon Mobil Corp.	18,296	1,511,067
Marathon Petroleum Corp.	12,448	1,064,304
Occidental Petroleum Corp.	25,646	1,455,154
Schlumberger NV	26,510	1,095,128
Valero Energy Corp.	12,415	1,260,619
Total Oil and Gas		8,063,885

Other Investment Pools and Funds ― 0.8%
Carlyle Group, Inc./The	19,989	977,662
Total Other Investment Pools and Funds		977,662

Pharmaceuticals ― 7.0%
AbbVie, Inc.	6,229	1,009,783
Bristol-Myers Squibb Co.	22,846	1,668,443
CVS Health Corp.	14,140	1,431,109
Johnson & Johnson	9,151	1,621,832
Merck & Co., Inc.	19,993	1,640,426
Pfizer, Inc.	27,619	1,429,836
Total Pharmaceuticals		8,801,429

Pipelines ― 0.8%
Kinder Morgan, Inc.	52,585	994,382
Total Pipelines		994,382

Private Equity ― 0.4%
Blackstone, Inc.	4,381	556,124
Total Private Equity		556,124

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Continued)
March 31, 2022

Security Description	Shares	Value

Real Estate Investment Trusts (REITs) ― 4.3%
Crown Castle International Corp.	2,617	$483,098
Douglas Emmett, Inc.	14,394	481,048
Essex Property Trust, Inc.	1,341	463,289
Healthpeak Properties, Inc.	14,189	487,108
Host Hotels & Resorts, Inc.	30,692	596,346
Invitation Homes, Inc.	13,301	534,434
Lamar Advertising Co. - Class A	4,695	545,465
National Retail Properties, Inc.	10,702	480,948
SBA Communications Corp. - Class A	1,369	471,073
STORE Capital Corp.	15,665	457,888
Sun Communities, Inc.	2,536	444,535
Total Real Estate Investment Trusts (REITs)		5,445,232

Retail ― 4.2%
Lowe’s Cos, Inc.	2,095	423,588
McDonald’s Corp.	4,224	1,044,511
O’Reilly Automotive, Inc.*	1,554	1,064,428
Starbucks Corp.	8,651	786,981
Ulta Beauty, Inc.*	2,687	1,070,017
Walgreens Boots Alliance, Inc.	20,134	901,399
Total Retail		5,290,924

Semiconductors ― 3.6%
Broadcom, Inc.	843	530,820
Micron Technology, Inc.	12,625	983,361
NXP Semiconductors NV	2,343	433,642
ON Semiconductor Corp.*	18,238	1,141,881
Qorvo, Inc.*	7,245	899,105
QUALCOMM, Inc.	3,219	491,928
Total Semiconductors		4,480,737

Software ― 6.5%
Adobe, Inc.*	2,258	1,028,790
Autodesk, Inc.*	5,075	1,087,826
Electronic Arts, Inc.	3,844	486,304
Fidelity National Information Services, Inc.	10,797	1,084,235
Microsoft Corp.	3,349	1,032,530
Oracle Corp.	12,649	1,046,452
SS&C Technologies Holdings, Inc.	12,598	945,102
VMware, Inc. - Class A*	7,825	891,033
Zoom Video Communications, Inc. - Class A*	4,557	534,217
Total Software		8,136,489

Telecommunications ― 1.5%
AT&T, Inc.	40,423	955,195
Cisco Systems, Inc.	16,263	906,825
Total Telecommunications		1,862,020

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Schedule of Investments (Continued)
March 31, 2022

Security Description	Shares	Value

Transportation ― 2.4%
CSX Corp.	27,741	$1,038,901
FedEx Corp.	4,108	950,550
Norfolk Southern Corp.	3,627	1,034,493
Total Transportation		3,023,944

Total Common Stocks (Cost ― $112,588,505)		$121,773,762

Short-Term Investment ― 3.4%
First American Government Obligations Fund - Class X - 0.19% (a)	4,232,378	4,232,378
Total Short-Term Investment (Cost ― $4,232,378)		$4,232,378

Total Investments ― 100.5% (Cost ― $116,820,883)		126,006,140
Liabilities in Excess of Other Assets ― (0.5)%		(632,699)
Total Net Assets ― 100.0%		$125,373,441

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Assets and Liabilities
March 31, 2022

Assets:
Investments in securities at value (cost $116,820,883)	$126,006,140
Receivables:
Dividends and interest	136,301
Total assets	126,142,441

Liabilities:
Payables:
Investment securities purchased	719,789
Due to Investment Adviser	49,211
Total liabilities	769,000

Net Assets	$125,373,441

Components of Net Assets:
Paid-in capital	$117,217,051
Total accumulated earnings	8,156,390
Net Assets	$125,373,441

Net Assets	$125,373,441
Shares Outstanding (unlimited number of shares authorized, no par value)	3,555,000
Net asset value, offering and redemption price per share	$35.27

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statement of Operations

For the Year Ended March 31, 2022

Investment Income:
Dividend income (Net of foreign tax of $1,174)	$2,330,749
Interest income	684
Total investment income	2,331,433

Expenses:
Advisory fees	535,778
Total expenses	535,778

Net investment income	1,795,655

Realized and Unrealized Gain on Investments and In-Kind Redemptions
Net realized gain (loss) on:
Investments	(1,473,058)
In-Kind Redemptions	14,323,909
Net realized gain	12,850,851
Net change in unrealized appreciation/depreciation on investments	(2,643,837)
Net realized and unrealized gain on investments and in-kind redemptions	10,207,014

Net Increase in Net Assets Resulting from Operations	$12,002,669

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Statements of Changes in Net Assets

	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*
Operations:
Net investment income	$1,795,655	$603,309
Net realized gain on investments and in-kind redemptions	12,850,851	3,138,598
Net change in unrealized appreciation/depreciation on investments	(2,643,837)	11,829,094
Net increase in net assets resulting from operations	12,002,669	15,571,001

Distributions to shareholders:	(1,691,479)	(259,883)
Decrease in net assets from distributions to shareholders	(1,691,479)	(259,883)

Capital Transactions:
Proceeds from shares sold	89,216,772	96,397,320
Cost of shares repurchased	(70,989,689)	(14,873,270)
Net increase in net assets from capital transactions	18,227,083	81,524,050
Total Increase in Net Assets	28,538,273	96,835,168

Net Assets:
Beginning of period	96,835,168	—
End of period	$125,373,441	$96,835,168

Capital Share Transactions:
Shares sold	2,595,000	3,540,000
Shares repurchased	(2,070,000)	(510,000)
Net increase in shares outstanding	525,000	3,030,000

*	Commencement of operations on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Financial Highlights

For a capital share outstanding throughout each period:

	For the Year Ended March 31, 2022	For the Period Ended March 31, 2021*

Net Asset Value, Beginning of Period	$31.96	$25.00

Income from Investment Operations:
Net investment income (1)	0.57	0.33
Net realized and unrealized gain on investments	3.28	6.76
Total Gain from Investment Operations	3.85	7.09

Less Distributions:
Net investment income	(0.54)	(0.13)
Net realized gain on investments	0.00 ^	—
Total Distributions	(0.54)	(0.13)

Net Asset Value, End of Period	$35.27	$31.96

Total Return	12.11%	28.41	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$125,373	$96,835
Ratio of expenses to average net assets	0.50%	0.50	% (3)
Ratio of net investment income to average net assets	1.68%	1.89	% (3)
Portfolio turnover rate (4)	26%	6	% (2)

*	Commencement of operations on August 19, 2020.
^	Amount is less than $0.01 per share.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements

March 31, 2022

Note 1 – Organization

CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Continued)

March 31, 2022

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$121,773,762	$—	$—	$121,773,762
Short-Term Investment	4,232,378	—	—	4,232,378
Total	$126,006,140	$—	$—	$126,006,140

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Advisor pays any Trust-level expenses allocated to the Fund.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Continued)

March 31, 2022

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) REIT distribution – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Continued)

March 31, 2022

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2022, were as follows:

Purchases	$91,239,480
Sales	$27,408,143

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2022, were as follows:

Purchases In-Kind	$21,823,256
Sales In-Kind	$69,217,188

Note 5 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2022 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Continued)

March 31, 2022

Note 7 – Federal Income Tax Information

At March 31, 2022, the components of accumulated earnings for income tax purposes were as follows:

Tax Cost of Investments	$116,850,180
Unrealized Appreciation	13,614,883
Unrealized Depreciation	(4,458,923)
Net Unrealized Appreciation on Investments	9,155,960
Undistributed Ordinary Income	460,644
Other Accumulated Gain/(Loss)	(1,460,214)
Total Accumulated Earnings	$8,156,390

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2022, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Earnings	Paid In Capital
$ (14,338,165)	$ 14,338,165

The tax character of distributions paid during the year/period ended March 31, 2022 and March 31, 2021 were as follows:

Distributions Paid From:	Year Ended March 31, 2022	Period Ended March 31, 2021
Ordinary Income	$1,686,383	$259,883
Long Term Capital Gain	5,096	—
Total Distributions Paid	$1,691,479	$259,883

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2022, the Fund had no late-year or post-October losses.

CornerCap Fundametrics® Large-Cap ETF

Notes to Financial Statements (Continued)

March 31, 2022

At March 31, 2022, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term
$ 1,460,214

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of CornerCap Fundametrics®

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CornerCap Fundametrics® Large-Cap ETF, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the schedule of investments, as of March 31, 2022 and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period August 19, 2020 (commencement of operations) through March 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period August 19, 2020 through March 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania

May 25, 2022

CornerCap Fundametrics® Large-Cap ETF
Additional Information (Unaudited)
March 31, 2022

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.

Tax Information

For the year ended March 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2022 was 100%.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.47%.

CornerCap Fundametrics® Large-Cap ETF
Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Retired.	1	The Bancorp, Inc. (2013 to present); Insurance Acquisition Corp II (2020 to present); Regatta Loan Management LLC (2015 to present).
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018; Chairman Since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

CornerCap Fundametrics® Large-Cap ETF

Trustees and Officer Information (Continued) (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Fund’s administrator, fund accountant, and transfer agent.

The Fund’s Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling 1-800-617-0004.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

CornerCap Investment Counsel, Inc.

The Peachtree, Suite 1700, 1355 Peachtree Street NE

Atlanta, GA 30309

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

 A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Harry E. Resis and Brian Ferrie are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CornerCap Fundametrics® Large-Cap ETF
	BBD, LLP
	FYE 3/31/2022	FYE 03/31/2021
( a ) Audit Fees	$12,000	$9,000
( b ) Audit-Related Fees	None	None
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

CornerCap Fundametrics® Large-Cap ETF
	BBD, LLP
	FYE 3/31/2022	FYE 03/31/2021
Audit-Related Fees	0%	None
Tax Fees	0%	None
All Other Fees	0%	None

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

CornerCap Fundametrics® Large-Cap ETF
	BBD, LLP
Non-Audit Related Fees	FYE 3/31/2022	FYE 03/31/2021
Registrant	$3,000	$3,000
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date           6/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date           6/06/2022

By /s/ Russell B. Simon
                    Russell B. Simon, Treasurer

Date         6/06/2022